Statement of Cash Flows - USD ($) $ in Millions		3 Months Ended				12 Months Ended
		Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows - operating activities
Net earnings (loss)		$ 6,403	$ (13,608)	$ 5,339	$ 2,952	$ (5,795)	$ 15,345	$ 13,355
Less net earnings (loss) attributable to noncontrolling interests		103	(35)	187	(47)	332	112	298
Net earnings (loss) attributable to the Company		6,301	(13,573)	5,152	2,999	(6,126)	15,233	13,057
(Earnings) loss from discontinued operations, net of taxes						7,495	(5,855)	(5,475)	$ (5,047)
Adjustments to reconcile net earnings (loss) attributable to the Company to cash provided from operating activities
Depreciation and amortization of property, plant and equipment						4,847	4,953	5,202
Earnings from continuing operations retained by GE Capital(b)						0	0	0
Deferred income taxes						383	(882)	(3,540)
Decrease (increase) in GE current receivables						(52)	(1,913)	(485)
Decrease (increase) in inventories						(314)	(872)	(1,368)
Increase (decrease) in accounts payable						(541)	565	442
Increase (decrease) in GE progress collections						(996)	(515)	1,892
All other operating activities						7,160	5,318	4,672
Cash from (used for) operating activities - continuing operations						11,856	16,033	14,398
Cash from (used for) operating activities - discontinued operations						8,034	11,676	14,112
Cash from (used for) operating activities						19,891	27,709	28,510
Cash flows - investing activities
Additions to property, plant and equipment						(7,309)	(7,134)	(6,754)
Dispositions of property, plant and equipment						3,020	2,923	2,716
Net decrease (increase) in GE Capital financing receivables						1,043	1,260	2,151
Proceeds from sales of discontinued operations						79,615	232	528
Proceeds from principal business dispositions						2,283	630	1,818
Proceeds from sale of equity interest in NBCU LLC						0	0	16,699
Net cash from (payments for) principal businesses purchased						(12,027)	(2,091)	(8,026)
All other investing activities						(5,013)	23,410	35,027
Cash from (used for) investing activities - continuing operations						61,613	19,229	44,159
Cash from (used for) investing activities - discontinued operations						(2,125)	(24,263)	(15,042)
Cash from (used for) investing activities						59,488	(5,034)	29,117
Cash flows - financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)						(24,459)	(6,409)	(14,048)
Newly issued debt (maturities longer than 90 days)						13,951	14,629	38,356
Repayments and other reductions (maturities longer than 90 days)						(47,038)	(38,410)	(53,624)
Proceeds from issuance of GE Capital preferred stock						0	0	990
Net dispositions (purchases) of GE shares for treasury						(1,099)	(1,218)	(9,278)
Dividends paid to shareowners						(9,295)	(8,852)	(7,821)
All other financing activities						(1,605)	(652)	(1,388)
Cash from (used for) financing activities - continuing operations						(69,547)	(40,912)	(46,813)
Cash from (used for) financing activities - discontinued operations						(6,507)	23,956	1,238
Cash from (used for) financing activities						(76,054)	(16,956)	(45,575)
Effect of currency exchange rate changes on cash and equivalents						(3,464)	(3,492)	(795)
Increase (decrease) in cash and equivalents						(138)	2,224	11,258
Cash and equivalents at beginning of year			91,017		88,792	91,017	88,792	77,533
Cash and equivalents at end of year		90,879		91,017		90,879	91,017	88,792	77,533
Less cash and equivalents of discontinued operations at December 31		20,395		20,991		20,395	20,991	9,617
Cash and equivalents of continuing operations at end of year		70,483		70,025		70,483	70,025	79,173
Cash paid during the year for interest						(9,558)	(9,560)	(8,988)
Cash recovered (paid) during the year for income taxes						(2,486)	(2,955)	(2,487)
GE
Cash flows - operating activities
Net earnings (loss)	[1]					(6,061)	15,182	13,303
Less net earnings (loss) attributable to noncontrolling interests	[1]					83	(50)	245
Net earnings (loss) attributable to the Company	[1]					(6,145)	15,233	13,057
(Earnings) loss from discontinued operations, net of taxes	[1]					7,807	(5,698)	(5,439)
Adjustments to reconcile net earnings (loss) attributable to the Company to cash provided from operating activities
Depreciation and amortization of property, plant and equipment	[1]					2,473	2,508	2,449
Earnings from continuing operations retained by GE Capital(b)	[1],[2]					12,284	1,625	5,321
Deferred income taxes	[1]					(1,800)	(476)	(2,571)
Decrease (increase) in GE current receivables	[1]					666	(473)	(1,432)
Decrease (increase) in inventories	[1]					(282)	(877)	(1,351)
Increase (decrease) in accounts payable	[1]					276	884	809
Increase (decrease) in GE progress collections	[1]					(1,010)	(528)	1,919
All other operating activities	[1]					2,083	2,973	1,492
Cash from (used for) operating activities - continuing operations	[1]					16,354	15,171	14,255
Cash from (used for) operating activities - discontinued operations	[1]					(12)	(2)	(2)
Cash from (used for) operating activities	[1]					16,342	15,169	14,253
Cash flows - investing activities
Additions to property, plant and equipment	[1]					(3,785)	(3,970)	(3,680)
Dispositions of property, plant and equipment	[1]					939	615	381
Net decrease (increase) in GE Capital financing receivables	[1]					0	0	0
Proceeds from sales of discontinued operations	[1]					0	0	0
Proceeds from principal business dispositions	[1]					1,725	602	1,316
Proceeds from sale of equity interest in NBCU LLC	[1]					0	0	16,699
Net cash from (payments for) principal businesses purchased	[1]					(10,350)	(2,091)	(8,026)
All other investing activities	[1]					(1,308)	(1,062)	(1,868)
Cash from (used for) investing activities - continuing operations	[1]					(12,779)	(5,906)	4,822
Cash from (used for) investing activities - discontinued operations	[1]					12	2	2
Cash from (used for) investing activities	[1]					(12,767)	(5,905)	4,823
Cash flows - financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)	[1]					603	243	949
Newly issued debt (maturities longer than 90 days)	[1]					3,560	3,084	512
Repayments and other reductions (maturities longer than 90 days)	[1]					(2,190)	(323)	(5,032)
Proceeds from issuance of GE Capital preferred stock	[1]					0	0	0
Net dispositions (purchases) of GE shares for treasury	[1]					(1,099)	(1,218)	(9,278)
Dividends paid to shareowners	[1]					(9,289)	(8,851)	(7,821)
All other financing activities	[1]					203	346	(212)
Cash from (used for) financing activities - continuing operations	[1]					(8,211)	(6,719)	(20,881)
Cash from (used for) financing activities - discontinued operations	[1]					0	0	0
Cash from (used for) financing activities	[1]					(8,211)	(6,719)	(20,881)
Effect of currency exchange rate changes on cash and equivalents	[1]					(908)	(312)	(22)
Increase (decrease) in cash and equivalents	[1]					(5,544)	2,234	(1,827)
Cash and equivalents at beginning of year			15,916		13,682	15,916	13,682	15,509
Cash and equivalents at end of year		10,372		15,916		10,372	15,916	13,682	15,509
Less cash and equivalents of discontinued operations at December 31		0		0		0	0	0
Cash and equivalents of continuing operations at end of year		10,372		15,916		10,372	15,916	13,682
Cash paid during the year for interest	[1]					(1,204)	(1,215)	(1,132)
Cash recovered (paid) during the year for income taxes	[1]					(1,636)	(1,337)	(4,753)
GE Capital
Cash flows - operating activities
Net earnings (loss)						(15,202)	7,397	6,256
Less net earnings (loss) attributable to noncontrolling interests						248	162	53
Net earnings (loss) attributable to the Company						(15,450)	7,234	6,204
(Earnings) loss from discontinued operations, net of taxes						7,485	(5,860)	(5,540)
Adjustments to reconcile net earnings (loss) attributable to the Company to cash provided from operating activities
Depreciation and amortization of property, plant and equipment						2,436	2,529	2,754
Earnings from continuing operations retained by GE Capital(b)	[2]					0	0	0
Deferred income taxes						2,183	(406)	(969)
Decrease (increase) in GE current receivables						0	0	0
Decrease (increase) in inventories						(14)	27	33
Increase (decrease) in accounts payable						(189)	258	155
Increase (decrease) in GE progress collections						0	0	0
All other operating activities						5,087	2,480	2,596
Cash from (used for) operating activities - continuing operations						1,537	6,263	5,232
Cash from (used for) operating activities - discontinued operations						8,046	11,678	14,113
Cash from (used for) operating activities						9,583	17,941	19,345
Cash flows - investing activities
Additions to property, plant and equipment						(4,237)	(3,818)	(3,274)
Dispositions of property, plant and equipment						2,526	2,331	2,335
Net decrease (increase) in GE Capital financing receivables						226	(161)	3,022
Proceeds from sales of discontinued operations						79,615	232	528
Proceeds from principal business dispositions						532	0	477
Net cash from (payments for) principal businesses purchased						(1,677)	0	0
All other investing activities						(4,690)	24,574	35,756
Cash from (used for) investing activities - continuing operations						72,295	23,158	38,844
Cash from (used for) investing activities - discontinued operations						(2,137)	(24,263)	(15,043)
Cash from (used for) investing activities						70,158	(1,105)	23,801
Cash flows - financing activities
Net increase (decrease) in borrowings (maturities of 90 days or less)						(24,834)	(7,078)	(13,710)
Newly issued debt (maturities longer than 90 days)						10,391	11,545	37,852
Repayments and other reductions (maturities longer than 90 days)						(44,848)	(38,087)	(48,592)
Proceeds from issuance of GE Capital preferred stock						0	0	990
Net dispositions (purchases) of GE shares for treasury						0	0	0
Dividends paid to shareowners						(4,620)	(3,322)	(6,283)
All other financing activities						(1,362)	(679)	(878)
Cash from (used for) financing activities - continuing operations						(65,273)	(37,621)	(30,621)
Cash from (used for) financing activities - discontinued operations						(6,507)	23,956	1,239
Cash from (used for) financing activities						(71,780)	(13,665)	(29,382)
Effect of currency exchange rate changes on cash and equivalents						(2,556)	(3,180)	(773)
Increase (decrease) in cash and equivalents						5,406	(9)	12,991
Cash and equivalents at beginning of year			$ 75,100		$ 75,109	75,100	75,109	62,118
Cash and equivalents at end of year		80,506		75,100		80,506	75,100	75,109	$ 62,118
Less cash and equivalents of discontinued operations at December 31		20,395		20,991		20,395	20,991	9,617
Cash and equivalents of continuing operations at end of year		$ 60,111		$ 54,109		60,111	54,109	65,492
Cash paid during the year for interest						(8,884)	(8,910)	(8,146)
Cash recovered (paid) during the year for income taxes						$ (850)	$ (1,618)	$ 2,266

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.
[2]	(b) Represents GE Capital earnings /loss from continuing operations attributable to the Company, net of GE Capital dividends paid to GE .